Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions
Schedule of purchase price for the transaction

	Final	Final
	Synnøve Knutsen	Tove Knutsen
	July 1,	December 31,
(U.S. Dollars in thousands)	2022	2020
Purchase consideration (1)	$37,907	$21,898
Less: Fair value of net assets acquired:
Vessels and equipment (2)	119,119	117,978
Cash	5,702	804
Inventories	291	136
Derivatives assets (liabilities)	958	(3,537)
Others current assets	211	270
Amounts due from related parties	53	—
Long-term debt	(87,661)	(93,139)
Deferred debt issuance	592	769
Trade accounts payable	(160)	(430)
Accrued expenses	(694)	(622)
Amounts due to related parties	(503)	(331)
Income tax payable	(1)	—
Subtotal	37,907	21,898
Difference between the purchase price and fair value of net assets acquired	$—	$—
(1)	The purchase consideration comprises the following:

	Final	Final
	Synnøve Knutsen	Tove Knutsen
	July 1,	December 31,
(U.S. Dollars in thousands)	2022	2020
Cash consideration paid to KNOT (from KNOP)	$31,931	$25,430
Purchase price adjustments	5,937	(3,596)
Acquisition-related costs	39	64
Purchase price	$37,907	$21,898
(2)	Vessel and equipment includes allocation to drydocking for the following vessels (in thousands): Synnøve Knutsen of $2,133 and Tove Knutsen of $3,040.